Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 6,394,791	$ 6,583,542
Accumulated Depreciation	(2,029,667)	(1,851,664)
Net Book Value	4,365,124	4,731,878
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Cost	1,469,668	1,530,464
Accumulated Depreciation	(490,098)	(471,549)
Net Book Value	979,570	1,058,915
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Cost	121,512	141,292
Accumulated Depreciation	(51,170)	(55,448)
Net Book Value	70,342	85,844
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Cost	3,416,785	3,496,469
Accumulated Depreciation	(906,234)	(791,349)
Net Book Value	2,510,551	2,705,120
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Cost	24,718	27,354
Accumulated Depreciation	(13,865)	(13,871)
Net Book Value	10,853	13,483
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Cost	15,537	18,445
Accumulated Depreciation	(8,472)	(8,899)
Net Book Value	7,065	9,546
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Cost	116	809
Accumulated Depreciation	(95)	(606)
Net Book Value	21	203
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Cost	1,122,563	1,163,149
Accumulated Depreciation	(503,886)	(462,645)
Net Book Value	618,677	700,504
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Cost	15,840	16,206
Accumulated Depreciation	(5,818)	(5,291)
Net Book Value	10,022	10,915
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Cost	46,519	47,739
Accumulated Depreciation	(20,335)	(19,073)
Net Book Value	26,184	28,666
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Cost	12,731	13,046
Accumulated Depreciation	(2,329)	(2,090)
Net Book Value	10,402	10,956
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Cost	19,215	21,394
Accumulated Depreciation	(4,774)	(4,827)
Net Book Value	14,441	16,567
Tank containers
Property, Plant and Equipment [Line Items]
Cost	129,587	107,175
Accumulated Depreciation	(22,591)	(16,016)
Net Book Value	$ 106,996	$ 91,159